Segment Information - Schedule of Total Assets by Segment (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 4,729.9	$ 4,657.4	$ 4,794.4
Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	4,301.6	4,396.1	$ 4,555.9
Operating Segments | Americas
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	2,207.3	2,296.4
Operating Segments | Asia Pacific
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	1,149.6	1,152.2
Operating Segments | Europe, Middle East, & Africa
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	944.7	947.5
Corporate
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 428.3	$ 261.3